Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	08/01/17 - 08/31/17
Interest Accrual Period	08/15/17 - 09/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/17	660,692,064.25	34,150
Yield Supplement Overcollateralization Amount 07/31/17	29,196,425.41	0
Receivables Balance 07/31/17	689,888,489.66	34,150
Principal Payments	25,264,029.15	806
Defaulted Receivables	2,666,587.10	115
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	27,814,748.64	0
Pool Balance at 08/31/17	634,143,124.77	33,229

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.52%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	13,436,981.99	659
Past Due 61-90 days	4,344,778.98	209
Past Due 91-120 days	788,086.07	42
Past Due 121+ days	0.00	0
Total	18,569,847.04	910

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	1,485,973.31
Aggregate Net Losses/(Gains) - August 2017	1,180,613.79
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.05%
Prior Net Losses Ratio	2.05%
Second Prior Net Losses Ratio	1.25%
Third Prior Net Losses Ratio	0.96%
Four Month Average	1.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	28,536,440.61
Actual Overcollateralization	28,536,440.61
Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	54.82

Flow of Funds	$ Amount

Collections	29,069,078.79
Investment Earnings on Cash Accounts	22,303.34
Servicing Fee	(574,907.07)
Transfer to Collection Account	0.00
Available Funds	28,516,475.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	632,440.34
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	25,354,237.20
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,492,299.77
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	28,516,475.06

Servicing Fee	574,907.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 08/15/17	630,960,921.36
Principal Paid	25,354,237.20
Note Balance @ 09/15/17	605,606,684.16

Class A-1
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-2
Note Balance @ 08/15/17	205,470,921.36
Principal Paid	25,354,237.20
Note Balance @ 09/15/17	180,116,684.16
Note Factor @ 09/15/17	55.5915692%

Class A-3
Note Balance @ 08/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	324,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-4
Note Balance @ 08/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	75,480,000.00
Note Factor @ 09/15/17	100.0000000%

Class B
Note Balance @ 08/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	26,010,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	669,938.09
Total Principal Paid	25,354,237.20
Total Paid	26,024,175.29

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	188,348.34
Principal Paid	25,354,237.20
Total Paid to A-2 Holders	25,542,585.54

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7115722
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.9299060
Total Distribution Amount	27.6414782

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5813220
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	78.2538185
Total A-2 Distribution Amount	78.8351405

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/17	2,407,920.41
Investment Earnings	1,837.79
Investment Earnings Paid	(1,837.79)
Deposit/(Withdrawal)	2,492,299.77
Balance as of 09/15/17	4,900,220.18
Change	2,492,299.77

Total Reserve Amount	4,900,220.18